Shareholder' equity - Schedule of Share-Based Compensation (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Other reserves	€ (153,996)	€ (169,732)
Share-based payments reserve
Disclosure of reserves within equity [line items]
Other reserves	96,008	88,557
Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves	(183,525)	(183,525)
Other
Disclosure of reserves within equity [line items]
Other reserves	€ (66,479)	€ (74,764)